Balance Sheet Components - Summary of Property And Equipment, Net (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total property and equipment	$ 40,850	$ 39,762	$ 42,336
Less: Accumulated depreciation and amortization	(17,936)	(14,839)	(11,345)
Property and equipment, net	22,914	24,923	30,991
Property and equipment, net	22,914	24,923	30,991
Computer Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	1,498	1,346	1,534
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	3,914	3,906	3,913
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment	13,663	13,660	13,136
Internal -Use Software
Property Plant And Equipment [Line Items]
Total property and equipment	$ 21,775	$ 20,850	$ 23,753